Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of components of income tax expense/benefit

EURm	2025	2024	2023
Current tax expense	(478)	(439)	(429)
Deferred tax benefit/(expense)	201	59	(391)
Total	(277)	(380)	(820)

Schedule of income tax reconciliation	Reconciliation of the difference between income tax computed at the statutory rate in Finland of
20% and income tax recognized in the income statement:

EURm	2025	2024	2023
Income tax expense at statutory rate	(183)	(418)	(294)
Permanent differences	51	149	146
Non-creditable withholding taxes	(39)	(44)	(38)
Income taxes for prior years	1	10	23
Effect of different tax rates of subsidiaries operating in other jurisdictions	(28)	(46)	(143)
Effect of deferred tax assets not recognized(1)	(58)	(44)	(533)
Benefit arising from previously unrecognized deferred tax assets	14	81	25
Net increase in uncertain tax positions	(23)	(29)	(15)
Change in income tax rates	(52)	(27)	32
Income taxes on undistributed earnings	40	(12)	(23)
Total	(277)	(380)	(820)
(1)In 2023, Nokia recognized a deferred tax expense and a decrease in deferred tax assets of EUR 0.4 billion due to an internal transaction related to an operating model change that led to a remeasurement of deferred tax assets in Finland and the United
States.

Schedule of deferred tax assets/liabilities and movements in net deferred tax balance	Deferred tax assets and liabilities relate to the following:

	2025			2024
	Deferred	Deferred	Net	Deferred	Deferred	Net
EURm	tax assets	tax liabilities	balance	tax assets	tax liabilities	balance
Tax losses carried forward and unused tax credits	1 034	—		1 019	—
Undistributed earnings	—	(167)		—	(213)
Intangible assets and property, plant and equipment	2 968	(294)		2 957	(152)
Right-of-use assets	—	(194)		—	(131)
Defined benefit pension assets	—	(1 913)		—	(2 106)
Other non-current assets	20	(12)		24	(17)
Inventories	198	(5)		148	(12)
Other current assets	128	(37)		160	(69)
Lease liabilities	188	—		137	—
Defined benefit pension and other post-employment liabilities	781	—		917	—
Other non-current liabilities	7	(1)		8	—
Provisions	330	(47)		254	(75)
Other current liabilities	335	(84)		287	(106)
Other temporary differences	39	(23)		34	(27)
Total before netting	6 028	(2 777)	3 251	5 945	(2 908)	3 037
Netting of deferred tax assets and liabilities	(2 385)	2 385	—	(2 346)	2 346	—
Total after netting	3 643	(392)	3 251	3 599	(562)	3 037
Movements in the net deferred tax balance during the year:

EURm	2025	2024	2023
1 January	3 037	3 148	3 502
Recognized in income statement, continuing operations	201	59	(391)
Recognized in income statement, discontinued operations	—	—	(3)
Recognized in other comprehensive income	(21)	(77)	51
Acquisitions through business combinations(1)	45	2	—
Disposals	—	(75)	—
Other	—	—	(3)
Translation differences	(11)	(20)	(8)
31 December	3 251	3 037	3 148
(1)In 2025, acquisitions through business combinations relates to the acquisition of Infinera. For more information, refer to Note 6.2.
Acquisitions.

Schedule of temporary differences, tax losses carried forward, tax credits and expiry of tax losses and unused tax credits	The amount of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization:

EURm	2025	2024
Temporary differences	2 071	1 810
Tax losses carried forward	19 530	19 770
Tax credits	317	273
Total	21 918	21 853
Expiry of tax losses carried forward and unused tax credits:

	2025			2024
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	1 372	924	2 296	1 356	1 022	2 378
Thereafter	50	83	133	74	—	74
No expiry	1 870	18 523	20 393	1 972	18 748	20 720
Total	3 292	19 530	22 822	3 402	19 770	23 172
Tax credits
Within 10 years	130	295	425	126	254	380
Thereafter	167	9	176	45	4	49
No expiry	122	13	135	153	15	168
Total	419	317	736	324	273	597

Schedule of income tax related to other comprehensive income

	2025			2024			2023
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Remeasurements of defined benefit plans	(24)	7	(17)	408	(85)	323	(343)	61	(282)
Translation differences	(1 627)	(3)	(1 630)	537	8	545	(535)	7	(528)
Net investment hedges	111	(22)	89	(40)	8	(32)	135	(27)	108
Cash flow and other hedges	1	—	1	21	(3)	18	(61)	10	(51)
Financial assets at fair value through other comprehensive income	9	(2)	7	19	(5)	14	10	—	10
Other increase/(decrease), net	7	(1)	6	3	—	3	(4)	—	(4)
Total	(1 523)	(21)	(1 544)	948	(77)	871	(798)	51	(747)